INVESTMENTS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of classes of share capital
Balance at the beginning of the period	$ 6,082
Additions	4,748	$ 7,249
Fair Value Adjustments	(1,203)	2,812
Disposals		(4,179)
Foreign Exchange	(343)	200
Balance at the end of the period	9,284	6,082
TMAC common shares subscribed			$ 3.0	$ 4,000
Common shares
Disclosure of classes of share capital
Balance at the beginning of the period	5,762
Additions	4,748	7,059
Fair Value Adjustments	(1,081)	2,691
Disposals		(4,179)
Foreign Exchange	(331)	191
Balance at the end of the period	9,098	5,762
Warrants
Disclosure of classes of share capital
Balance at the beginning of the period	320
Additions		190
Fair Value Adjustments	(122)	121
Foreign Exchange	(12)	9
Balance at the end of the period	$ 186	$ 320